Subsequent Events - Summary of Subsequent Events (Details) - 12 months ended Dec. 31, 2021 ₩ in Millions, $ in Millions	KRW (₩)	USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
1117 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 04, 2022
Maturiy	Jan. 04, 2025
Interest rate (%)	2.33%
Amounts issued for the subsequent period	₩ 150,000
1118 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 04, 2022
Maturiy	Jan. 04, 2027
Interest rate (%)	2.53%
Amounts issued for the subsequent period	₩ 200,000
1119 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 06, 2022
Maturiy	Jan. 06, 2029
Interest rate (%)	2.75%
Amounts issued for the subsequent period	₩ 200,000
1120 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 06, 2022
Maturiy	Jan. 06, 2032
Interest rate (%)	2.83%
Amounts issued for the subsequent period	₩ 100,000
1121 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 10, 2022
Maturiy	Jan. 10, 2025
Interest rate (%)	2.50%
Amounts issued for the subsequent period	₩ 270,000
1122 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 10, 2022
Maturiy	Jan. 10, 2029
Interest rate (%)	2.83%
Amounts issued for the subsequent period	₩ 200,000
1123 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 12, 2022
Maturiy	Jan. 12, 2027
Interest rate (%)	2.69%
Amounts issued for the subsequent period	₩ 280,000
1124 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 12, 2022
Maturiy	Jan. 12, 2032
Interest rate (%)	2.90%
Amounts issued for the subsequent period	₩ 120,000
1125 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 19, 2022
Maturiy	Jan. 19, 2025
Interest rate (%)	2.58%
Amounts issued for the subsequent period	₩ 160,000
1126 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 19, 2022
Maturiy	Jan. 19, 2029
Interest rate (%)	2.92%
Amounts issued for the subsequent period	₩ 100,000
1127 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 25, 2022
Maturiy	Jan. 25, 2027
Interest rate (%)	2.80%
Amounts issued for the subsequent period	₩ 150,000
1128 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 25, 2022
Maturiy	Jan. 25, 2032
Interest rate (%)	2.98%
Amounts issued for the subsequent period	₩ 100,000
1129 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 27, 2022
Maturiy	Jan. 27, 2025
Interest rate (%)	2.70%
Amounts issued for the subsequent period	₩ 190,000
1130 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 27, 2022
Maturiy	Jan. 27, 2029
Interest rate (%)	2.99%
Amounts issued for the subsequent period	₩ 140,000
1131 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 04, 2022
Maturiy	Feb. 04, 2027
Interest rate (%)	2.97%
Amounts issued for the subsequent period	₩ 190,000
1132 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 04, 2022
Maturiy	Feb. 04, 2032
Interest rate (%)	3.05%
Amounts issued for the subsequent period	₩ 160,000
1133 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 08, 2022
Maturiy	Feb. 08, 2025
Interest rate (%)	2.80%
Amounts issued for the subsequent period	₩ 150,000
1134 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 08, 2022
Maturiy	Feb. 08, 2029
Interest rate (%)	3.10%
Amounts issued for the subsequent period	₩ 140,000
1135 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 10, 2022
Maturiy	Feb. 10, 2027
Interest rate (%)	3.03%
Amounts issued for the subsequent period	₩ 300,000
1136 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 10, 2022
Maturiy	Feb. 10, 2032
Interest rate (%)	3.17%
Amounts issued for the subsequent period	₩ 70,000
1137 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 14, 2022
Maturiy	Feb. 14, 2025
Interest rate (%)	2.89%
Amounts issued for the subsequent period	₩ 200,000
1138 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 14, 2022
Maturiy	Feb. 14, 2029
Interest rate (%)	3.19%
Amounts issued for the subsequent period	₩ 90,000
1139 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 18, 2022
Maturiy	Feb. 18, 2025
Interest rate (%)	2.86%
Amounts issued for the subsequent period	₩ 180,000
1140 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 18, 2022
Maturiy	Feb. 18, 2027
Interest rate (%)	3.08%
Amounts issued for the subsequent period	₩ 110,000
1141 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 22, 2022
Maturiy	Feb. 22, 2025
Interest rate (%)	2.93%
Amounts issued for the subsequent period	₩ 160,000
1142 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 22, 2022
Maturiy	Feb. 22, 2027
Interest rate (%)	3.15%
Amounts issued for the subsequent period	₩ 130,000
1143 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 25, 2022
Maturiy	Feb. 25, 2025
Interest rate (%)	2.82%
Amounts issued for the subsequent period	₩ 120,000
1144 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 25, 2022
Maturiy	Feb. 25, 2027
Interest rate (%)	3.09%
Amounts issued for the subsequent period	₩ 40,000
1145 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 02, 2022
Maturiy	Mar. 02, 2025
Interest rate (%)	2.85%
Amounts issued for the subsequent period	₩ 150,000
1146 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 02, 2022
Maturiy	Mar. 02, 2027
Interest rate (%)	3.12%
Amounts issued for the subsequent period	₩ 160,000
1147 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 04, 2022
Maturiy	Mar. 04, 2025
Interest rate (%)	2.84%
Amounts issued for the subsequent period	₩ 190,000
1148 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 04, 2022
Maturiy	Mar. 04, 2027
Interest rate (%)	3.12%
Amounts issued for the subsequent period	₩ 90,000
1149 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 04, 2022
Maturiy	Mar. 04, 2029
Interest rate (%)	3.15%
Amounts issued for the subsequent period	₩ 20,000
1150 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 07, 2022
Maturiy	Mar. 07, 2025
Interest rate (%)	2.82%
Amounts issued for the subsequent period	₩ 160,000
1151 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 07, 2022
Maturiy	Mar. 07, 2027
Interest rate (%)	3.11%
Amounts issued for the subsequent period	₩ 90,000
1152 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 07, 2022
Maturiy	Mar. 07, 2029
Interest rate (%)	3.15%
Amounts issued for the subsequent period	₩ 50,000
1153 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 10, 2022
Maturiy	Mar. 10, 2025
Interest rate (%)	2.88%
Amounts issued for the subsequent period	₩ 170,000
1154 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 10, 2022
Maturiy	Mar. 10, 2027
Interest rate (%)	3.10%
Amounts issued for the subsequent period	₩ 130,000
1155 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 16, 2022
Maturiy	Mar. 16, 2025
Interest rate (%)	2.89%
Amounts issued for the subsequent period	₩ 210,000
1156 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 16, 2022
Maturiy	Mar. 16, 2027
Interest rate (%)	3.10%
Amounts issued for the subsequent period	₩ 130,000
1157 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 18, 2022
Maturiy	Mar. 18, 2025
Interest rate (%)	2.93%
Amounts issued for the subsequent period	₩ 180,000
1158 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 18, 2022
Maturiy	Mar. 18, 2027
Interest rate (%)	3.09%
Amounts issued for the subsequent period	₩ 180,000
1159 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 24, 2022
Maturiy	Mar. 24, 2024
Interest rate (%)	2.73%
Amounts issued for the subsequent period	₩ 160,000
1160 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 24, 2022
Maturiy	Mar. 24, 2027
Interest rate (%)	3.29%
Amounts issued for the subsequent period	₩ 80,000
1161 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 28, 2022
Maturiy	Mar. 28, 2052
Interest rate (%)	3.30%
Amounts issued for the subsequent period	₩ 130,000
1162 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 30, 2022
Maturiy	Mar. 30, 2024
Interest rate (%)	3.01%
Amounts issued for the subsequent period	₩ 100,000
1163 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 30, 2022
Maturiy	Mar. 30, 2025
Interest rate (%)	3.35%
Amounts issued for the subsequent period	₩ 60,000
1164 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 30, 2022
Maturiy	Mar. 30, 2027
Interest rate (%)	3.49%
Amounts issued for the subsequent period	₩ 30,000
1165 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 01, 2022
Maturiy	Apr. 01, 2024
Interest rate (%)	3.07%
Amounts issued for the subsequent period	₩ 150,000
1166 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 01, 2022
Maturiy	Apr. 01, 2025
Interest rate (%)	3.45%
Amounts issued for the subsequent period	₩ 160,000
1167 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 01, 2022
Maturiy	Apr. 01, 2032
Interest rate (%)	3.50%
Amounts issued for the subsequent period	₩ 10,000
1168 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 05, 2022
Maturiy	Apr. 05, 2024
Interest rate (%)	3.19%
Amounts issued for the subsequent period	₩ 130,000
1169 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 05, 2022
Maturiy	Apr. 05, 2025
Interest rate (%)	3.46%
Amounts issued for the subsequent period	₩ 70,000
1170 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 05, 2022
Maturiy	Apr. 05, 2027
Interest rate (%)	3.61%
Amounts issued for the subsequent period	₩ 70,000
1171 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 07, 2022
Maturiy	Apr. 07, 2024
Interest rate (%)	3.36%
Amounts issued for the subsequent period	₩ 100,000
1172 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 07, 2022
Maturiy	Apr. 07, 2025
Interest rate (%)	3.58%
Amounts issued for the subsequent period	₩ 50,000
1173 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 07, 2022
Maturiy	Apr. 07, 2027
Interest rate (%)	3.70%
Amounts issued for the subsequent period	₩ 20,000
1174 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 11, 2022
Maturiy	Apr. 11, 2024
Interest rate (%)	3.65%
Amounts issued for the subsequent period	₩ 160,000
1175 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 11, 2022
Maturiy	Apr. 11, 2025
Interest rate (%)	3.71%
Amounts issued for the subsequent period	₩ 40,000
1176 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 11, 2022
Maturiy	Apr. 11, 2027
Interest rate (%)	3.84%
Amounts issued for the subsequent period	₩ 10,000
1177 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 15, 2022
Maturiy	Apr. 15, 2024
Interest rate (%)	3.55%
Amounts issued for the subsequent period	₩ 230,000
1178 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 15, 2022
Maturiy	Apr. 15, 2025
Interest rate (%)	3.70%
Amounts issued for the subsequent period	₩ 60,000
1179 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 15, 2022
Maturiy	Apr. 15, 2027
Interest rate (%)	3.72%
Amounts issued for the subsequent period	₩ 10,000
1180 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 19, 2022
Maturiy	Oct. 19, 2023
Interest rate (%)	3.29%
Amounts issued for the subsequent period	₩ 230,000
1181 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 19, 2022
Maturiy	Apr. 19, 2025
Interest rate (%)	3.70%
Amounts issued for the subsequent period	₩ 80,000
1182 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 21, 2022
Maturiy	Oct. 21, 2023
Interest rate (%)	3.19%
Amounts issued for the subsequent period	₩ 200,000
1183 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 21, 2022
Maturiy	Apr. 21, 2025
Interest rate (%)	3.71%
Amounts issued for the subsequent period	₩ 150,000
1184 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 21, 2022
Maturiy	Apr. 21, 2052
Interest rate (%)	3.72%
Amounts issued for the subsequent period	₩ 100,000
1185 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 26, 2022
Maturiy	Apr. 26, 2024
Interest rate (%)	3.30%
Amounts issued for the subsequent period	₩ 130,000
1186 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 26, 2022
Maturiy	Apr. 26, 2025
Interest rate (%)	3.65%
Amounts issued for the subsequent period	₩ 130,000
1187 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 26, 2022
Maturiy	Apr. 26, 2027
Interest rate (%)	3.77%
Amounts issued for the subsequent period	₩ 60,000
1188 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 28, 2022
Maturiy	Apr. 28, 2024
Interest rate (%)	3.35%
Amounts issued for the subsequent period	₩ 210,000
1189 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 28, 2022
Maturiy	Apr. 28, 2025
Interest rate (%)	3.70%
Amounts issued for the subsequent period	₩ 260,000
1190 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 28, 2022
Maturiy	Apr. 28, 2027
Interest rate (%)	3.77%
Amounts issued for the subsequent period	₩ 30,000
63-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Feb. 17, 2022
Maturiy	Feb. 17, 2027
Interest rate (%)	2.81%
Amounts issued for the subsequent period	₩ 40,000
63-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Feb. 17, 2022
Maturiy	Feb. 17, 2042
Interest rate (%)	3.04%
Amounts issued for the subsequent period	₩ 60,000
63-3 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Feb. 17, 2022
Maturiy	Feb. 17, 2052
Interest rate (%)	2.97%
Amounts issued for the subsequent period	₩ 50,000
64-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Mar. 11, 2022
Maturiy	Mar. 11, 2042
Interest rate (%)	3.10%
Amounts issued for the subsequent period	₩ 70,000
64-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Mar. 11, 2022
Maturiy	Mar. 11, 2052
Interest rate (%)	3.02%
Amounts issued for the subsequent period	₩ 80,000
65-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Apr. 22, 2022
Maturiy	Apr. 22, 2027
Interest rate (%)	3.68%
Amounts issued for the subsequent period	₩ 30,000
65-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Apr. 22, 2022
Maturiy	Apr. 22, 2042
Interest rate (%)	3.84%
Amounts issued for the subsequent period	₩ 60,000
65-3 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Apr. 22, 2022
Maturiy	Apr. 22, 2052
Interest rate (%)	3.72%
Amounts issued for the subsequent period	₩ 20,000
Corporate bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea South-East Power Co., Ltd.
Issue date	Mar. 28, 2022
Maturiy	Mar. 28, 2027
Interest rate (%)	3.30%
Amounts issued for the subsequent period	₩ 10,000
Corporate Bonds - 1
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea South-East Power Co., Ltd.
Issue date	Mar. 28, 2022
Maturiy	Mar. 28, 2052
Interest rate (%)	3.13%
Amounts issued for the subsequent period	₩ 40,000
Corporate Bonds - 2
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea South-East Power Co., Ltd.
Issue date	Mar. 28, 2022
Maturiy	Mar. 28, 2025
Interest rate (%)	3.24%
Amounts issued for the subsequent period	₩ 90,000
65-1 non-guaranteed Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Midland Power Co., Ltd.
Issue date	Jan. 17, 2022
Maturiy	Jan. 17, 2032
Interest rate (%)	2.85%
Amounts issued for the subsequent period	₩ 10,000
65-2 non-guaranteed Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Midland Power Co., Ltd.
Issue date	Jan. 17, 2022
Maturiy	Jan. 17, 2042
Interest rate (%)	2.83%
Amounts issued for the subsequent period	₩ 10,000
66-1 non-guaranteed Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Midland Power Co., Ltd.
Issue date	Jan. 24, 2022
Maturiy	Jan. 24, 2025
Interest rate (%)	2.83%
Amounts issued for the subsequent period	₩ 40,000
66-2 non-guaranteed Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Midland Power Co., Ltd.
Issue date	Jan. 24, 2022
Maturiy	Jan. 24, 2027
Interest rate (%)	2.95%
Amounts issued for the subsequent period	₩ 30,000
66-3 non-guaranteed Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Issue date	Jan. 24, 2022
Maturiy	Jan. 24, 2052
Interest rate (%)	2.87%
Amounts issued for the subsequent period	₩ 50,000
67 non-guaranteed Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Midland Power Co., Ltd.
Issue date	Feb. 17, 2022
Maturiy	Feb. 17, 2052
Interest rate (%)	3.01%
Amounts issued for the subsequent period	₩ 40,000
9 Foreign Currency Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Midland Power Co., Ltd.
Issue date	Apr. 21, 2022
Maturiy	Apr. 21, 2027
Interest rate (%)	3.63%
Amounts issued for the subsequent period | $		$ 300,000
51-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Western Power Co., Ltd.
Issue date	Jan. 25, 2022
Maturiy	Jan. 24, 2025
Interest rate (%)	2.76%
Amounts issued for the subsequent period	₩ 50,000
51-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Western Power Co., Ltd.
Issue date	Jan. 25, 2022
Maturiy	Jan. 24, 2042
Interest rate (%)	2.78%
Amounts issued for the subsequent period	₩ 20,000
52-1 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Western Power Co., Ltd.
Issue date	Mar. 28, 2022
Maturiy	Mar. 28, 2025
Interest rate (%)	3.18%
Amounts issued for the subsequent period	₩ 90,000
52-2 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Western Power Co., Ltd.
Issue date	Mar. 28, 2022
Maturiy	Mar. 28, 2042
Interest rate (%)	3.35%
Amounts issued for the subsequent period	₩ 30,000
52-3 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Western Power Co., Ltd.
Issue date	Mar. 28, 2022
Maturiy	Mar. 28, 2052
Interest rate (%)	3.20%
Amounts issued for the subsequent period	₩ 10,000
Corporate Bonds - 3
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Southern Power Co., Ltd.
Issue date	Mar. 24, 2022
Maturiy	Mar. 24, 2025
Interest rate (%)	3.13%
Amounts issued for the subsequent period	₩ 40,000
Corporate Bonds - 4
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Southern Power Co., Ltd.
Issue date	Mar. 24, 2022
Maturiy	Mar. 24, 2042
Interest rate (%)	3.29%
Amounts issued for the subsequent period	₩ 60,000
Corporate Bonds - 5
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Southern Power Co., Ltd.
Issue date	Apr. 26, 2022
Maturiy	Apr. 26, 2025
Interest rate (%)	3.63%
Amounts issued for the subsequent period	₩ 160,000
Corporate Bonds - 6
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Southern Power Co., Ltd.
Issue date	Apr. 26, 2022
Maturiy	Apr. 26, 2025
Interest rate (%)	3.63%
Amounts issued for the subsequent period	₩ 10,000
Corporate Bonds - 7
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Southern Power Co., Ltd.
Issue date	Apr. 26, 2022
Maturiy	Apr. 26, 2052
Interest rate (%)	3.60%
Amounts issued for the subsequent period	₩ 20,000
Corporate Bonds - 8
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea East-West Power Co., Ltd.
Issue date	Apr. 22, 2022
Maturiy	Apr. 22, 2025
Interest rate (%)	3.75%
Amounts issued for the subsequent period	₩ 60,000